INFORMATION OF GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2013
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2013	2012	2011
USA	77%	81%	78%
Asia *	16	14	17
Europe *	7	5	5
Total	100%	100%	100%

Schedule of Long-Lived Assets by Geographic Area
	As of December 31,
	2013	2012
Israel	$180,976	$217,402
United States	75,040	87,366
Japan	94,023	129,700
Total	$350,039	$434,468

Schedule of Accounts Receivable of Major Customers
	As of December 31,
	2013	2012
Customer 1	20%	30%
Customer 2	9%	12%

Schedule of Revenues of Major Customers
	Year ended December 31,
	2013	2012	2011
Customer A	27%	43%	32%
Other customers (*)	16	10	23